SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation (Details)	Dec. 29, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Exchange rate	7.0999